Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

April 3, 2017

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:          Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
BP Capital TwinLine Energy Fund (S000043752)
BP Capital TwinLine MLP Fund (S000043753)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated March 30, 2017, and filed electronically as Post-Effective Amendment No. 703 to the Fund’s Registration Statement on Form N-1A on March 30, 2017.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
President and Secretary of the Trust